DERIVATIVE FINANCIAL INSTRUMENTS - Summary of Details of Hedged Exposures by Hedging Strategies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges:
Disclosure of detailed information about hedges
Carrying value of assets	£ 53,258	£ 48,156
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(47)	(12)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(139)	(785)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(177)	(518)
Change in value to calculate hedge ineffectiveness	523	(173)	£ 1,893
Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	498	(156)	1,874
Fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(7)	(17)	19
Fair value hedges: | Inflation rate/Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	32	0	0
Cash flow hedges
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(306)	452
Cash flow hedge reserve	314	(444)	£ (477)
Balances on cash flow hedge reserve for discontinued hedges	266	3
Deposits by customers | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(29,112)	(20,867)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(27)	9
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	1
Change in value to calculate hedge ineffectiveness	(35)	18
Deposits by banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	2	(4)
Cash flow hedge reserve	0	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(4,267)	(4,808)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	70	170
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(32)	(54)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(38)	(77)
Change in value to calculate hedge ineffectiveness	(79)	29
Debt securities in issue | Fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(2,284)	(200)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(5)	(10)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(8)	(14)
Change in value to calculate hedge ineffectiveness	(53)	14
Debt securities in issue | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	383	78
Cash flow hedge reserve	36	181
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of liabilities	(505)	(511)
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item liabilities	(18)	(12)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks liabilities	(1)	(1)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(28)	(36)
Change in value to calculate hedge ineffectiveness	(6)	15
Repurchase agreements - non trading | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(59)	(60)
Cash flow hedge reserve	104	52
Balances on cash flow hedge reserve for discontinued hedges	104	0
Other liabilities | Cash flow hedges | Equity risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(105)	(9)
Cash flow hedge reserve	31	8
Balances on cash flow hedge reserve for discontinued hedges	0	0
Loans and advances to customers | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	72,645	62,849
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(75)	(731)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(24)	(290)
Change in value to calculate hedge ineffectiveness	553	(156)
Loans and advances to customers | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(181)	362
Cash flow hedge reserve	(78)	(495)
Balances on cash flow hedge reserve for discontinued hedges	0	3
Cash and balances at central banks | Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(234)	468
Cash flow hedge reserve	114	(193)
Balances on cash flow hedge reserve for discontinued hedges	(27)	(50)
Other financial assets at amortised cost | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,104	1,667
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(25)	(45)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	(6)	(7)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(5)	(7)
Change in value to calculate hedge ineffectiveness	21	(44)
Other financial assets at amortised cost | Fair value hedges: | Inflation rate/Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	1,884	0
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	12	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	32	0
Reverse repurchase agreements – non trading | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	8,802	6,423
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	0	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	2	(1)
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	2	(1)
Other financial assets at FVOCI | Fair value hedges: | Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	2,010	2,100
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(87)	(131)
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	(74)	(95)
Change in value to calculate hedge ineffectiveness	42	(18)
Other financial assets at FVOCI | Fair value hedges: | Interest rate/FX risk
Disclosure of detailed information about hedges
Carrying value of assets	1,898	1,503
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	7	16
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	46	(30)
Other financial assets at FVOCI | Fair value hedges: | Inflation rate/Interest rate risk
Disclosure of detailed information about hedges
Carrying value of assets	83	0
Accumulated amount of FV hedge adjustments on hedged item in carrying value of hedged item assets	(1)	0
Accumulated amount of FV hedge adjustments for portfolio hedge of interest rate risks assets	0	0
Accumulated amount of FV hedge adjustments on balance sheet for discontinued hedges	0	0
Change in value to calculate hedge ineffectiveness	0	0
Other financial assets at FVOCI | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(84)	(487)
Cash flow hedge reserve	0	1
Balances on cash flow hedge reserve for discontinued hedges	0	0
Other financial assets at FVOCI | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(1)	(1)
Cash flow hedge reserve	2	1
Balances on cash flow hedge reserve for discontinued hedges	2	0
Highly probable forecast transactions | Cash flow hedges | FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(5)	4
Cash flow hedge reserve	1	0
Balances on cash flow hedge reserve for discontinued hedges	0	0
Debt securities in issue/loans and advances to customers | Debt securities in issue/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	10	167
Cash flow hedge reserve	(15)	(49)
Balances on cash flow hedge reserve for discontinued hedges	0	0
Subordinated liabilities/loans and advances to customers | Subordinated liabilities/loans and advances to customers | Cash flow hedges | Interest rate/FX risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	49	4
Cash flow hedge reserve	(20)	(16)
Balances on cash flow hedge reserve for discontinued hedges	48	50
Other financial assets at amortised cost | Cash flow hedges | Inflation risk
Disclosure of detailed information about hedges
Change in value to calculate hedge ineffectiveness	(81)	(70)
Cash flow hedge reserve	139	66
Balances on cash flow hedge reserve for discontinued hedges	£ 139	£ 0